Document Information	12 Months Ended
Dec. 31, 2023
Document Information:
Document Type	2.01 SD
Amendment	false
CIK	0000916076
Registrant Name	MARTIN MARIETTA MATERIALS INC
Period End Date	Dec. 31, 2023
Reporting Currency	USD